Earnings per share - Additional information (Detail) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Earnings per share
Antidilutive stock options to purchase common shares	10,483,100	11,581,900	10,483,100	11,581,900